Related party transactions - Compensation of Key Management Personnel (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Wages, salaries, fees and related taxes and benefits	$ (19)	$ (28)
Post-employment benefit plans and OPEBs cost	(3)	(3)
Share-based compensation	(26)	(30)
Key management personnel compensation expense	$ (48)	$ (61)